INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As of December 31,
	2021	2022
	RMB	RMB	US$

Raw materials	378,520	886,336	128,506
Packaging and other supplies	191,188	289,537	41,979
Pre-made food and beverage items	23,632	30,594	4,436
	593,340	1,206,467	174,921